Share-Based Compensation - Schedule of Share Option Activity (Details) - Stock Options [Member] - CNY (¥)		6 Months Ended
	Jan. 01, 2025	Jun. 30, 2025
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of ending (in Shares)	16,157	10,618
Weighted Average Exercise Price, Outstanding as of Beginning	¥ 0.01	¥ 0.01
Weighted Average Remaining Term (Years), Outstanding as of Beginning	8 years 3 months 18 days	7 years 9 months 18 days
Weighted Average Grant Date Fair Value, Outstanding as of Beginning	¥ 73.4	¥ 73.4
Aggregated Intrinsic Value, Outstanding as of Beginning (in Yuan Renminbi)	¥ 1,039,402	¥ 705,214
Number of Options, Vested and exercisable (in Shares)		5,296
Weighted Average Exercise Price, Vested and exercisable		¥ 0.01
Weighted Average Remaining Term (Years), Vested and exercisable		7 years 9 months 18 days
Weighted Average Grant Date Fair Value, Vested and exercisable		¥ 73.4
Aggregated Intrinsic Value, Vested and exercisable (in Yuan Renminbi)		¥ 351,698
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Remaining Term (Years), Granted
Weighted Average Grant Date Fair Value, Granted
Number of Options, Forfeited (in Shares)		1,728
Weighted Average Exercise Price, Forfeited		¥ 0.01
Weighted Average Remaining Term (Years), Forfeited
Weighted Average Grant Date Fair Value, Forfeited		¥ 73.4
Number of Options, Exercised (in Shares)		3,811
Weighted Average Exercise Price, Exercised		¥ 0.01
Weighted Average Remaining Term (Years), Exercised
Weighted Average Grant Date Fair Value, Exercised		¥ 73.4